LOANS, FINANCING AND DEBENTURES - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	R$ 9,224,074	R$ 10,221,290
Additions	3,640,782	1,194,580
Government grants (Note 19)	(1,581)	(12,040)
Financial charges (Note 26)	932,727	1,061,098	R$ 921,019
Issue costs	(4,926)	495
Foreign exchange variation (Note 26)	15,846	(272,795)
Write-offs (payments)	(5,345,081)	(2,968,554)
Balance at end of the period	8,461,841	9,224,074	10,221,290
Loans and financing
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	4,158,015	4,773,489
Additions	55,876	466,629
Government grants (Note 19)	(1,581)	(12,040)
Financial charges (Note 26)	300,153	424,867
Foreign exchange variation (Note 26)	15,846	(272,795)
Write-offs (payments)	(2,025,963)	(1,222,135)
Balance at end of the period	2,502,346	4,158,015	4,773,489
Debentures
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	3,554,307	3,544,714
Additions	3,000,000
Financial charges (Note 26)	485,295	486,178
Issue costs	(4,926)	495
Write-offs (payments)	(2,513,937)	(477,080)
Balance at end of the period	4,520,739	3,554,307	3,544,714
Finance lease
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	374,428	296,684
Additions	13,462	61,866
Financial charges (Note 26)	45,265	63,003
Write-offs (payments)	(47,695)	(47,125)
Balance at end of the period	385,460	374,428	296,684
Financing - Suppliers
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	722,591	1,228,682
Additions	571,444	666,085
Financial charges (Note 26)	70,603	50,038
Write-offs (payments)	(757,486)	(1,222,214)
Balance at end of the period	607,152	722,591	1,228,682
Contingent consideration
LOANS, FINANCING AND DEBENTURES
Balance at beginning of the period	414,733	377,721
Financial charges (Note 26)	31,411	37,012
Balance at end of the period	R$ 446,144	R$ 414,733	R$ 377,721